BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 1,130,103	$ 392	$ 18,766
Accounts receivable-related party	16,450	24,800	15,000
Other current assets	19,782
Total current assets	1,166,335	25,192	33,766
Property & equipment
Oil and gas, on the basis of full cost accounting Unproved properties and properties under Development, not being amortized	2,000,000
Furniture & equipment	16,823	13,269	13,269
Less accumulated depreciation	(4,024)	(12,914)	(12,494)
Net property and equipment	2,012,799	355	775
Other Assets	20,000
Total Assets	3,199,134	25,547	34,541
Current liabilities
Accounts payable	13,809	7,658
Accounts payable - related party		2,350
Accrued liabilities	4,338	137
Short term debt		3,250
Deferred rent	2,453
Note payable - related party		42,301	34,201
Total current liabilities	20,600	55,696	34,201
Deferred Rent	7,929
Total Liabilities	28,529	55,696	34,201
Stockholders' Equity (Deficit)
Preferred stock, $.10 par value; 1,000,000 shares authorized; No shares issued & outstanding	0	0	0
Common stock, $.001 par value; 50,000,000 shares authorized; 17,159,748, 10,820,600 and 10,820,600 shares issued & outstanding	17,160	10,821	10,821
Additional paid in capital	4,519,856	185,218	185,218
Accumulated deficit	(1,366,411)	(226,188)	(195,699)
Total Stockholders' Equity (Deficit)	3,170,605	(30,149)	340
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,199,134	$ 25,547	$ 34,541